Parent company accounts - Income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Interest and similar income	£ 23,409	£ 25,780	£ 24,261
Interest and similar expense	(16,115)	(19,035)	(17,608)
Net interest income	7,294	6,745	6,653
Fee and commission income	9,879	9,486	8,708
Fee and commission expense	(3,326)	(3,215)	(3,247)
Net fee and commission income	6,553	6,271	5,461
Other income	48	52	62
Total income	20,927	19,037	18,268
Staff costs	(5,585)	(5,556)	(5,591)
Infrastructure costs	(816)	(795)	(1,073)
Administration and general expenses	(6,192)	(5,894)	(5,606)
UK regulatory levies	(228)	(242)	(149)
Litigation and conduct	(284)	(186)	(44)
Operating expenses	(13,105)	(12,673)	(12,463)
Profit on disposal of subsidiaries, associates and joint ventures	(13)	0	0
Profit before Impairment	7,809	6,364	5,801
Credit impairment charges	(1,866)	(1,617)	(1,578)
Profit/(loss) before tax	5,943	4,747	4,223
Taxation	(1,285)	(999)	(662)
Profit after tax	4,658	3,748	3,561
Attributable to:
Equity holders of the parent	3,875	2,956	2,753
Other equity instrument holders	783	792	808
Total equity holders of the parent	4,658	3,748	3,561
Profit after tax	4,658	3,748	3,561
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income	23,585	25,624	24,474
Interest and similar expense	(20,493)	(23,492)	(21,990)
Net interest income	3,092	2,132	2,484
Fee and commission income	3,280	3,220	3,006
Fee and commission expense	(886)	(923)	(1,149)
Net fee and commission income	2,394	2,297	1,857
Other income	6,398	6,233	4,908
Total income	11,884	10,662	9,249
Staff costs	(2,101)	(2,027)	(1,918)
Infrastructure costs	(87)	(67)	(246)
Administration and general expenses	(3,926)	(3,648)	(3,664)
UK regulatory levies	(228)	(242)	(149)
Litigation and conduct	(246)	(156)	(30)
Operating expenses	(6,588)	(6,140)	(6,007)
Impairment of investments in subsidiaries	(90)	811	(166)
Profit on disposal of subsidiaries, associates and joint ventures	6	48	(1)
Profit before Impairment	5,212	5,381	3,075
Credit impairment charges	(330)	(216)	(98)
Profit/(loss) before tax	4,882	5,165	2,977
Taxation	(392)	(200)	(111)
Profit after tax	4,490	4,965	2,866
Attributable to:
Equity holders of the parent	3,321	3,740	1,619
Other equity instrument holders	1,169	1,225	1,247
Total equity holders of the parent	4,490	4,965	2,866
Profit after tax	£ 4,490	£ 4,965	£ 2,866